Loss per share (Tables)	6 Months Ended
Jun. 30, 2024
Loss per share
Summary of earnings per share

	For the six months
	ended June 30,
	2023	2024
Net loss attributable to equity holders of the Company (RMB’000)	444,320	362,870
Weighted average number of ordinary shares in issue	2,203,175,595	2,560,665,862
Basic loss per share (RMB per share)	0.20	0.14